DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

(in thousands of $)	2017	2016
$33.9 million term loan	24,317	28,275
$82.5 million term loan	35,733	44,367
$284.0 million term loan	190,870	258,538
$420.0 million term loan	352,432	388,545
$425.0 million term loan	220,868	166,743
$102.7 million term loan	102,765	—
$73.4 million term loan	67,739	—
$80.2 million term loan	74,814	—
Total U.S. dollar denominated floating rate debt	1,069,538	886,468
U.S. dollar denominated fixed rate debt	178,856	177,300
Deferred charges	(3,935)	(5,350)
Total debt	1,244,459	1,058,418
Less: current portion	(109,671)	—
	1,134,788	1,058,418

Schedule of Debt
Movements in 2017 and 2016 are summarized as follows:

(in thousands of $)	Floating rate debt	Fixed rate debt	Sellers credit	Deferred charges	Total
Balance at December 31, 2015	761,739	167,815	4,739	(5,797)	928,496
Loan repayments	(17,471)	—	(4,748)	—	(22,219)
Loan draw downs	142,200	—	—	—	142,200
Amortization of purchase price adjustment	—	9,485	9	—	9,494
Capitalized financing fees and expenses	—	—	—	(898)	(898)
Amortization of capitalized fees and expenses	—	—	—	1,345	1,345
Balance at December 31, 2016	886,468	177,300	—	(5,350)	1,058,418
Loan repayments	(154,666)	(9,104)	—	—	(163,770)
Loan draw downs	337,736	—	—	—	337,736
Amortization of purchase price adjustment	—	10,360	—	—	10,360
Convertible bond loss on extinguishment	—	300	—	—	300
Amortization of capitalized fees and expenses	—	—	—	1,415	1,415
Balance at December 31, 2017	1,069,538	178,856	—	(3,935)	1,244,459

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2017 is repayable as follows:

(in thousands of $)
2018	109,671
2019	496,558
2020	364,767
2021	267,542
2022	21,600
Thereafter	—
1,260,138
Amortization of purchase price adjustment	(11,744)
1,248,394